Oil and Natural Gas Property Transactions - Pro Forma Financial Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 14, 2020	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Business Acquisition [Line Items]
Stock split, conversion ratio	0.005
Wildhorse resource development corporation
Business Acquisition [Line Items]
Revenues | $		$ 8,587	$ 11,211
Net income (loss) available to common stockholders | $		$ (431)	$ 195
Earnings per common share, basic (in usd per share) | $ / shares		$ (51.77)	$ 42.89
Earnings per common share, diluted (in usd per share) | $ / shares		$ (51.77)	$ 42.89